PENSION PLAN - Defined Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Registered Plans
Disclosure of defined benefit plans [line items]
Total present value of obligations	$ 257	$ 278
Fair value of plan assets	268	252
Recognized defined benefit assets (obligations)	11	(26)
Supplemental Plan
Disclosure of defined benefit plans [line items]
Total present value of obligations	17	18
Fair value of plan assets	0	0
Recognized defined benefit assets (obligations)	$ (17)	$ (18)